Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Domestic [Member]
Maturities of time deposits:
Due in one year or less	¥ 33,351,324
Due after one year through two years	4,987,763
Due after two years through three years	2,688,960
Due after three years through four years	539,629
Due after four years through five years	574,244
Due after five years	836,549
Total	42,978,469
Foreign [Member]
Maturities of time deposits:
Due in one year or less	23,559,245
Due after one year through two years	1,145,596
Due after two years through three years	351,794
Due after three years through four years	146,985
Due after four years through five years	22,104
Due after five years	29,634
Total	¥ 25,255,358